BORROWINGS	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
a) Corporate Borrowings
Brookfield Infrastructure has a $2.2 billion senior unsecured revolving credit facility used for general working capital purposes including acquisitions. The $2.2 billion is available on a revolving basis for the full term of the facility. All amounts outstanding under this facility will be repayable on June 29, 2029. All obligations of Brookfield Infrastructure under the facility are guaranteed by our partnership. Loans under this facility accrue interest at a floating rate based on SOFR plus 1.2%. Brookfield Infrastructure is required to pay an unused commitment fee under the facility of 13 basis points per annum. As at June 30, 2024, draws on the credit facility were $865 million (December 31, 2023: $222 million) and $8 million of letters of credit were issued (December 31, 2023: $8 million).

	Maturity	Annual Rate	Currency	As of
				June 30, 2024	December 31, 2023
Corporate revolving credit facility	June 29, 2029	SOFR plus 1.2%	US$	$865	$222
Commercial paper(1)	August 2, 2024	6.0%	US$	986	989

Current:
Medium-term notes:
Public - Canadian	February 22, 2024	3.3%	C$	—	226
Public - Canadian	February 22, 2024	3.3%	C$	—	302
Non-current:
Medium-term notes:
Public - Canadian	November 14, 2027	5.6%	C$	329	340
Public - Canadian	September 11, 2028	4.2%	C$	512	528
Public - Canadian	October 9, 2029	3.4%	C$	512	528
Public - Canadian	July 27, 2030	5.7%	C$	366	377
Public - Canadian	September 1, 2032	2.9%	C$	366	377
Public - Canadian	February 14, 2033	6.0%	C$	183	189
Public - Canadian	April 25, 2034	5.4%	C$	292	302
Public - Canadian	April 25, 2052	5.8%	C$	146	151
Public - Canadian	July 27, 2053	6.0%	C$	146	151

Subordinated notes:
Public – United States	May 24, 2081	5.0%	US$	250	250
Public – United States	May 31, 2084	7.3%	US$	158	—
				5,111	4,932
Deferred financing costs and other				(27)	(21)
Total				$5,084	$4,911
1.Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of June 30, 2024.
On May 31, 2024 and June 5, 2024 Brookfield Infrastructure Finance ULC issued, in aggregate, $158 million of subordinated notes maturing May 31, 2084, with a coupon of 7.3%.
On February 22, 2024, Brookfield Infrastructure Finance ULC repaid all medium-term notes maturing February 22, 2024 for $531 million.
Brookfield Infrastructure has entered into a $1 billion revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. The revolving credit facility automatically renews for eight consecutive one-year terms, which would result in the facility ultimately maturing in February 2027. Brookfield has the option to terminate the agreement prior to February 8 each year by providing Brookfield Infrastructure with a written notice. Loans under this facility accrue interest on SOFR plus 1.9% and no commitment fees are incurred for any undrawn balance. As of June 30, 2024, there were no (December 31, 2023: $nil) borrowings outstanding.
On July 27, 2023, Brookfield Infrastructure Finance ULC issued C$700 million of medium-term notes in two tranches: C$500 million maturing on July 27, 2030 with a coupon of 5.7% per annum and C$200 million maturing on July 27, 2053 with a coupon of 6.0% per annum.
The increase in corporate borrowings during the six-month period ended June 30, 2024 is primarily attributable to net draws on our corporate credit facility of $643 million and the issuance of $158 million of subordinated notes, partially offset by the repayment of medium-term notes for $531 million, net commercial paper redemptions of $3 million, and the impact of foreign exchange.
b) Non-Recourse Borrowings

	As of
US$ MILLIONS	June 30, 2024	December 31, 2023
Current	$2,643	$4,442
Non-current	42,032	36,462
Total	$44,675	$40,904
Non-recourse borrowings increased during the six-month period ended June 30, 2024 due to acquisition debt at our North American retail colocation data center operation, increased borrowings at our Brazilian regulated gas transmission operation and North American rail operations, partially offset by the impacts of foreign exchange.